Employees' Leaving Entitlement - Schedule of Number and Weighted-Average Exercise Prices of Share Options (Details)		12 Months Ended
	Jul. 15, 2022 shares	Dec. 31, 2023 shares € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	562,512
American Depository Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options, granted	562,512	518,512
Number of options, forfeited		87,352
Number of options, outstanding at end of period		431,160
Number of options, exercisable		107,790
Weighted average exercise price, outstanding at beginning of period | € / shares		€ 13.51
Weighted average exercise price, forfeited | € / shares		7.61
Weighted average exercise price, outstanding at end of period | € / shares		14.71
Weighted average exercise price, exercisable | € / shares		€ 14.71